LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 50.3%
	BEVERAGES - 4.2%
2,354	Coca-Cola Company (The)	$ 162,191
1,114	PepsiCo, Inc.	162,743
		324,934
	BIOTECH & PHARMA - 6.7%
217	Eli Lilly & Company	187,241
1,393	Gilead Sciences, Inc.	166,867
870	Johnson & Johnson	164,317
		518,425
	COMMERCIAL SUPPORT SERVICES - 3.6%
682	Republic Services, Inc.	142,020
713	Waste Management, Inc.	142,436
		284,456
	ELECTRIC UTILITIES - 8.1%
2,360	Alliant Energy Corporation	157,695
1,271	Duke Energy Corporation	157,985
1,678	Entergy Corporation	161,239
1,674	Southern Company	157,423
		634,342
	FOOD - 4.0%
2,790	Lamb Weston Holdings, Inc.	172,226
2,478	Mondelez International, Inc., Class A	142,386
		314,612
	HEALTH CARE FACILITIES & SERVICES - 4.5%
1,025	Cardinal Health, Inc.	195,540
465	UnitedHealth Group, Inc.	158,825
		354,365
	HOUSEHOLD PRODUCTS - 2.0%
1,021	Procter & Gamble Company (The)	153,528

	INSURANCE - 2.0%
558	Chubb Ltd.	154,533

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 50.3% (Continued)
	LEISURE FACILITIES & SERVICES - 2.0%
525	McDonald's Corporation	$ 156,676

	RETAIL - CONSUMER STAPLES - 1.9%
2,358	Kroger Company (The)	150,040

	RETAIL REIT - 2.1%
2,199	Agree Realty Corporation	160,549

	SOFTWARE - 2.0%
310	Microsoft Corporation	160,521

	TECHNOLOGY HARDWARE - 1.8%
341	Motorola Solutions, Inc.	138,688

	TELECOMMUNICATIONS - 3.6%
5,537	AT&T, Inc.	137,041
3,596	Verizon Communications, Inc.	142,905
		279,946
	WHOLESALE - CONSUMER STAPLES - 1.8%
1,891	Sysco Corporation	140,463

	TOTAL COMMON STOCKS (Cost $3,992,661)	3,926,078

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.8%
	FIXED INCOME - 48.8%
10,567	Eaton Vance Short Duration Income ETF, USD Class	542,880
6,566	Hartford Strategic Income ETF, USD Class	234,472
4,650	iShares Core U.S. Aggregate Bond ETF	467,511
13,388	JPMorgan Income ETF, USD Class	621,337
20,299	PIMCO Multi Sector Bond Active ETF	545,637
13,667	TCW Flexible Income ETF, USD Class	544,630
4,991	Vanguard Long-Term Corporate Bond ETF	386,403

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.8% (Continued)
	FIXED INCOME - 48.8% (Continued)
9,949	Vanguard Mortgage-Backed Securities ETF	$ 469,195
		3,812,065

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,828,550)	3,812,065

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
58,542	First American Treasury Obligations Fund, Class X, 4.00% (Cost $58,542)(a)	58,542

	TOTAL INVESTMENTS - 99.8% (Cost $7,879,753)	$ 7,796,685
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	17,492
	NET ASSETS - 100.0%	$ 7,814,177

REIT - Real Estate Investment Trust ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.